Notes Payable Disclosure: Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Notes payable gross	$ 962,000	$ 1,116,934
Less: Notes Payable current portion	(702,504)	(855,158)
Notes payable - long-term	$ 259,496	$ 261,776